S000057732 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.39%	1.53%	2.08%
Performance Inception Date	[1]			Nov. 02, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%	(0.33%)	1.54%
Performance Inception Date	[2]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	2.42%	2.56%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	1.11%	1.31%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	1.30%	1.44%
Performance Inception Date				Nov. 02, 2018

[1]
The Bloomberg U.S. Aggregate 1‑3 Year Index consists of publicly issued, investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years, and is the index against which the Fund is primarily managed.

[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.